Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
Revenue by Geographic Region

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Asia	$179,256	$208,690	$167,670
Europe	40,237	40,147	40,875
United States	70,752	64,559	56,332

Total Revenue	$290,245	$313,396	$264,877